SUPPLEMENT DATED MAY 2, 2022
                    TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                      Variable Separate Account
                   PolarisAmerica Variable Annuity
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Effective on or about May 1, 2022, the CTIVP-Loomis Sayles Growth Fund was renamed the CTIVP - Principal Blue Chip Growth Fund (the "Fund") and the subadvisor changed from Loomis, Sayles & Company, L.P. to Principal Global Investors, LLC. Certain other changes were also made to the Fund, including its principal investment strategies.

Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.


             Please keep this Supplement with your Prospectus.